Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance	$ 1,348,251
Balance	1,286,378	$ 1,348,251
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance	1,704,702	1,687,274	$ 1,505,013
Additions/ (Depreciation)	4,756	102,637	234,000
Disposals		(77,922)	(51,739)
Impairment loss		(7,287)
Balance	1,709,458	1,704,702	1,687,274
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(356,451)	(303,669)	(254,970)
Additions/ (Depreciation)	(66,629)	(63,935)	(56,052)
Disposals		11,153	7,353
Balance	(423,080)	(356,451)	(303,669)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,348,251	1,383,605	1,250,043
Additions/ (Depreciation)		38,702	177,948
Additions/ (Depreciation)	(61,873)
Disposals		(66,769)	(44,386)
Impairment loss		(7,287)
Balance	$ 1,286,378	$ 1,348,251	$ 1,383,605